Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	344,795,758.22	21,952
Yield Supplement Overcollateralization Amount 12/31/21	8,189,315.42	0
Receivables Balance 12/31/21	352,985,073.64	21,952
Principal Payments	16,733,588.86	607
Defaulted Receivables	276,119.20	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	7,610,965.08	0
Pool Balance at 01/31/22	328,364,400.50	21,324

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.85%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,418,046.52	173
Past Due 61-90 days	1,181,654.17	55
Past Due 91-120 days	166,563.09	9
Past Due 121+ days	0.00	0
Total	4,766,263.78	237

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	214,396.15
Aggregate Net Losses/(Gains) - January 2022	61,723.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.21%
Prior Net Losses/(Gains) Ratio	0.11%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.65%
Weighted Average Contract Rate, Yield Adjusted	6.21%
Weighted Average Remaining Term	38.52

Flow of Funds	$ Amount
Collections	18,327,269.43
Investment Earnings on Cash Accounts	74.02
Servicing Fee	(294,154.23)
Transfer to Collection Account	-
Available Funds	18,033,189.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	479,651.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	11,031,676.87
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,030,380.41

Total Distributions of Available Funds	18,033,189.22

Servicing Fee	294,154.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	339,396,077.37
Principal Paid	16,431,357.72
Note Balance @ 02/15/22	322,964,719.65

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2a
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2b
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-3
Note Balance @ 01/18/22	210,496,077.37
Principal Paid	16,431,357.72
Note Balance @ 02/15/22	194,064,719.65
Note Factor @ 02/15/22	57.6252991%

Class A-4
Note Balance @ 01/18/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	80,300,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	32,400,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	16,200,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	571,451.09
Total Principal Paid	16,431,357.72
Total Paid	17,002,808.81

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10329%
Coupon	0.33329%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	343,810.26
Principal Paid	16,431,357.72
Total Paid to A-3 Holders	16,775,167.98

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5304820
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2533421
Total Distribution Amount	15.7838241

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0209052
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.7910376
Total A-3 Distribution Amount	49.8119428

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	671.38
Noteholders' Principal Distributable Amount	328.62

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,699,840.43
Investment Earnings	59.84
Investment Earnings Paid	(59.84)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,529,053.40	$1,804,221.46	$1,641,557.68
Number of Extensions	78	88	76
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.49%	0.42%